Vessels, net - Vessel Activity (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 544,515
Additions	261
Depreciation	(12,460)	$ 0
Ending balance	$ 532,316